Consolidated Statements of Profit or Loss and Other Comprehensive Loss		12 Months Ended
		Jun. 30, 2026 AUD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 AUD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 AUD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares
Statement Line Items [Line Items]
Interest income		$ 1,716,656		$ 446,291		$ 268,419
Other income		3,610,016		7,641,516		4,019,285
Intellectual property expenses		(262,778)		(127,523)		(214,304)
General and administration expenses		(10,528,013)		(5,481,399)		(4,762,643)
Research and development expenses		(17,629,577)		(14,404,282)		(18,644,047)
Other operating expenses		(283,877)		(87,265)		(5,238)
Other gains / (losses)		90,123		(67,111)		261,152
Loss before income tax expense		(23,287,450)		(12,079,773)		(19,077,376)
Income tax expense		(113,499)	$ (113,499)	(68,055)	$ (68,055)	(46,088)	$ (46,088)
Loss for the year		(23,400,949)	(23,441,790)	(12,147,828)		(19,123,464)
Other comprehensive loss		(40,841)	$ (40,841)	0		0
Total comprehensive loss for the year		$ (23,441,790)		$ (12,147,828)		$ (19,123,464)
Loss per share (basic and diluted - cents per share) (adjusted) (in AUD per share) | $ / shares	[1]	$ (11.12)		$ (9.5)		$ (26.2)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares) | shares	[1]	210,494,323	210,494,323	127,938,483	127,938,483	72,977,512	72,977,512

[1]	On May 29, 2026, the company held an extraordinary general meeting to effect a consolidation of issued capital of 50 ordinary shares into one ordinary share, and 50 options into one option. Each 50 pre-split shares or options outstanding automatically combined and converted to one issued and outstanding ordinary share or option without any action on the part of the shareholders. No fractional shares or options were issued in connection with the Consolidation. All fractional shares or options were rounded up to the whole number of shares or options. As a result of this, the ratio of the company's ADRs was adjusted from 600 shares per ADR to 12 shares per ADR at the same time. Periods presented have been adjusted, on a retroactive basis, to reflect the Consolidation.